Consolidated Statements Of Changes In Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Feb. 24, 2023	Feb. 25, 2022	Feb. 26, 2021
Statement of Stockholders' Equity [Abstract]
Dividends paid per share	$ 0.4900	$ 0.5350	$ 0.3700